Equity - contributed equity (Tables)	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of equity - contributed equity

	Consolidated
	2022	2021	2022	2021
	Shares	Shares	$	$

Ordinary shares - fully paid	138,755,376	132,012,209	84,480,249	80,290,062

Summary of movements in ordinary share capital
Movements in ordinary share
capital

Details	Date	Shares	Issue price	$

Balance	1 July 2020	94,598,369		48,781,214
Issued on conversion of options	28 August 2020	25,000	$0.4930	12,313
Institutional placement under ANREO	12 October 2020	20,525,820	$0.8000	16,420,656
Retail placement under ANREO	26 October 2020	11,017,075	$0.8000	8,813,660
Issued on conversion of options	2 March 2021	391,500	$0.6350	248,661
Issued on conversion of options	15 March 2021	25,000	$0.4930	12,313
Share placement	28 April 2021	3,037,580	$1.4070	4,274,633
Issued on achievement of milestone	21 May 2021	2,391,865	$1.4210	3,400,000
Less: share issue transaction costs		—	$0.0000	(1,673,388)

Balance	30 June 2021	132,012,209		80,290,062

Issued on conversion of options	15 December 2021	25,000	$0.6680	16,700
Conversion of Triaxial Convertible Note	5 May 2022	1,855,357	$0.2500	464,000
ATM issue of shares No. 1	24 May 2022	10,000	$0.8260	8,256
ATM issue of shares No. 2	2 June 2022	10,000	$0.8020	8,025
ATM issue of shares No. 3	6 June 2022	88,710	$0.8370	74,258
ATM issue of shares No. 4	9 June 2022	603,500	$0.8400	507,035
ATM issue of shares No. 5	14 June 2022	75,940	$0.8240	62,583
ATM issue of shares No. 6	15 June 2022	2,000	$0.8300	1,661
ATM issue of shares No. 7	20 June 2022	4,072,660	$0.8690	3,540,403
Less: share issue transaction costs		—	$0.0000	(492,734)

Balance	30 June 2022	138,755,376		84,480,249